6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Borrowings from the FHLB outstanding
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount

June 24, 2015	N/A	3.710%	Convertible	$5,000

March 25, 2019	N/A	4.260%	Convertible	5,000

October 5, 2016	N/A	4.450%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

November 13, 2017	N/A	4.260%	Fixed Rate Hybrid	15,000

October 17, 2016	N/A	3.820%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.740%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.515%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.570%	Adjustable Rate Hybrid	5,000

				$70,000